Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 1,284,551	$ 970
Argentine Central Bank (BCRA)	3,682	1,038
Financial Institutions	13,663,998	24,828,732
Loans	13,663,998	24,828,732
Non-financial Private Sector and Residents Abroad	1,297,659,004	1,517,448,418
Loans	1,273,553,568	1,491,883,521
Financial Leases	3,478,221	2,170,791
Other Financing	20,627,215	23,394,106
Less: Allowances	(68,994,770)	(92,173,053)
Total	1,243,616,465	1,450,106,105
Advances
Disclosure of loans and other financing [line items]
Loans	66,463,313	103,537,876
Notes
Disclosure of loans and other financing [line items]
Loans	310,595,276	378,817,542
Mortgage Loans
Disclosure of loans and other financing [line items]
Loans	19,400,825	35,880,059
Pledge Loans
Disclosure of loans and other financing [line items]
Loans	25,613,225	31,595,927
Personal Loans
Disclosure of loans and other financing [line items]
Loans	113,819,719	128,361,773
Credit Card Loans
Disclosure of loans and other financing [line items]
Loans	650,493,992	716,756,813
Other Loans
Disclosure of loans and other financing [line items]
Loans	38,926,091	44,426,445
Accrued Interest, Adjustments and Quotation Differences Receivable
Disclosure of loans and other financing [line items]
Loans	53,617,339	57,179,541
Documented Interest
Disclosure of loans and other financing [line items]
Loans	$ (5,376,212)	$ (4,672,455)